GENERAL AND SIGNIFICANT ACCOUNTING POLICIES	6 Months Ended
Jun. 30, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
GENERAL AND SIGNIFICANT ACCOUNTING POLICIES
NOTE 1:-	GENERAL AND SIGNIFICANT ACCOUNTING POLICIES

a.	General:

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Eltek Ltd. ("the Company") was organized in Israel in 1970, and its shares have been publicly traded on the NASDAQ Capital Market ("NASDAQ") since 1997. Eltek Ltd. and its subsidiaries (Eltek USA Inc. and Eltek Europe GmbH) are collectively referred to as "the Company".

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The Company manufactures, markets and sells custom made printed circuit boards ("PCBs"), including high density interconnect, flex-rigid and multi-layered boards. The principal markets of the Company are in Israel, Europe and North America.

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The Company markets its product mainly to the medical technology, defense and aerospace, industrial, telecom and networking equipment, as well as to contract electronic manufacturers, among other industries.

The Company is controlled by Nistec Golan Ltd ("Nistec Golan"). Nistec Golan is controlled indirectly by Mr. Yitzhak Nissan, who owns, indirectly through Nistec Holdings Ltd., all of the shares of Nistec Ltd and Nistec Golan (Nistec Holdings Ltd. and/or any of its subsidiaries are referred to as "Nistec").

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The Company’s business is subject to numerous risks including, but not limited to, the impact of currency exchange rates (mainly NIS/US$), the Company's ability to implement its sales and manufacturing plans, the impact of competition from other companies, the Company's ability to receive regulatory clearance or approval to market its products, changes in regulatory environment, domestic and global economic conditions and industry conditions, and compliance with environmental laws and regulations. Due to these conditions and other financial and business factors, the Company's liquidity position, as well as its operating performance, was negatively affected. As a result, the Company incurred losses and suffered negative cash flows from its operating activities. As of June 30, 2019, the Company's working capital deficiency amounted to $1.9 million and its accumulated deficit amounted to approximately $20.5 million. The Company's liquidity position, as well as its operating performance, may be negatively affected by other financial and business factors, many of which are beyond its control.

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In June 2017, due to continued losses and the Company's limited ability to obtain additional loans from the banks, the Company obtained a loan of NIS 5.0 million (approximately $ 1.4 million) from Nistec. The terms of the loan were amended in April 2018, with retroactive effect as of June 2017.

In July 2017, the Company received a line of credit dedicated to a specific project of up to NIS 4.5 million (approximately $1.3 million) from Bank HaPoalim, guaranteed by Nistec Ltd., for a period of up to one year. In July 2018 Bank HaPoalim extended the dedicated line of credit. In January 2019 the Company reduced the line of credit to NIS 2.25 million (approximately $ 620).

In November 2017, the Company obtained a loan of NIS 3 million (approximately $ 840) from Mizrahi-Tefahot Bank, guaranteed by Nistec. In April 2019, the Company repaid the debt owed to the bank from the proceeds of the rights offering.

In March 2018, the Company obtained another loan from Nistec of NIS 4.0 million (approximately $ 1.1 million). In July 2018, in accordance with the Commitment Letter, the Company obtained another loan from Nistec of NIS 1.0 million (approximately $ 275).

In April 2018, Nistec provided the Company a letter of commitment to provide the Company with additional financing in the amount of up to $ 2.5 million, valid for one year following the date of 2017 financial statements approval (the "Commitment Letter").

In April 2018, the Company’s Board of Directors approved the additional funding extended by Nistec in March 2018 and approved to receive a Commitment Letter from Nistec for providing the Company with financing, either through a bank loan guaranteed by Nistec, a loan extended directly by Nistec to the Company, or a combination thereof. In the event that Nistec will provide the Company with a loan, its terms will either be back-to-back to the terms at which Nistec obtains its financing, or, at Nistec’s discretion, such loan will bear no interest, but will be linked to the Israeli Consumer Price Index.

In August 2018, the Company obtained a credit facility of NIS 7 million (approximately $ 1,930) from a non-banking financial institution, guaranteed by Nistec.

In January 2019, Nistec provided the Company with an additional loan of NIS 2.0 million (approximately $530), due on April 30, 2019. However, the Company exercised an option to extend the term of the loan until May 1, 2020 as approved by Company's Audit Committee that determined that such extension is required for the Company’s orderly operations.

On October 2, 2018, the Company received notification from NASDAQ advising the Company that as of October 1, 2018, the Company did not maintain stockholders’ equity of $2.5 million, nor does not meet the alternatives of market value of listed securities or net income from continuing operations, and therefore is not in compliance with the stockholders’ equity listing rule (the “Listing Rule”). On December 7, 2018, the Company received a notice from NASDAQ advising that the Company had been granted an extension of time to regain compliance with the shareholders’ equity requirement until March 31, 2019. Therefore, the Company's Board of Directors decided to execute a right offering.

As of January 2019, the total principal amounts of the loans received by the Company from Nistec (as described above) was NIS 12 million (approximately $ 3.3 million). In February 2019, Nistec provided the Company with an updated letter of commitment that in event that its loans amounted NIS 12 million (approximately $ 3.3 million) will not be converted into ordinary shares of the Company, these loans will become due on or after May 1, 2020.

In addition, during January 2019 Nistec guaranteed NIS 2.0 million (approximately US$530) of the Company's existing debt to Bank Leumi, which is due to be repaid by April 30, 2019. During March 2019 and as part of the rights offering the Company's Audit Committee and Board of Directors approved that the Company will repay the debt owed to Bank Leumi from the proceeds of the rights offering.

In August 2019, Nistec provided the Company another updated letter of commitment in according to which that NIS 2 million of these loans will become due on May 1, 2020 subject to the existence of sufficient financial resources for the repayment of this amount and the remaining loans aggregating NIS 10 million (approximately $ 2.8 million) will become due on or after October 1, 2020. Nistec also provided the Company a commitment that in the event that the guarantees that it provided to a bank and to the non-banking institution will be exercised by the bank or the non-banking financial institution, the amount due by the Company to Nistec as a result of the guarantee will be due on or after October 1, 2020.

In addition, the Company and Nistec have agreed to enter into discussions to renegotiate the term and interest provisions of the remaining loans aggregating NIS 10 million (approximately $ 2.8 million), subject to audit committee, board and shareholder approval.

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In February 2019, Nistec Golan informed the Company that it was committed to exercise its subscription rights by converting approximately $2.5 million of debt owed to it by the Company into the Company’s ordinary shares. In March 2019, Nistec informed the Company that instead of converting the debt owed to it, it would participate in the rights offering by means of a cash investment in an amount of at least $2.5 million.

As a result of the receipt of approximately $2.5 million from the rights offering prior to March 31, 2019, the Company regained compliance with the Listing Rule and its shares continue to be listed on the NASDAQ Capital Market.

NASDAQ has advised that it will continue to monitor the Company’s ongoing compliance with the shareholders’ equity requirement and, if at the time of the Company next periodic report the Company does not evidence compliance, the Company may be subject to delisting.

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In April 2014, the Company signed a new financial undertakings letter with one bank and in May 2014 with another bank. Under these undertakings the Company is required to maintain certain financial covenants, including: (i) adjusted shareholders' equity (excluding certain intangible and other assets) equal to the greater of $ 4.5 million or 17% of its consolidated total assets; and (ii) a debt service ratio of 1.5. Debt service ratio is defined as the ratio of EBITDA to current maturities of long-term debt plus interest expenses. The compliance with the financial covenants is measured annually based on the Company’s annual audited financial statements. As of December 31, 2018, the Company was not in compliance with these covenants.

On February 12, 2019 one bank granted the Company a waiver from such non-compliance. The Company is required to meet these covenants in its financial statements for December 31, 2019 (to be issued no later than May 1, 2020) and the other bank granted the Company a waiver from such non-compliance and adjusted the financial covenants, to be met in the Company's financial statements for December 31, 2019 (to be issued not later than 120 days from December 31, 2019). The adjusted covenants include: (i) adjusted shareholders' equity (excluding certain intangible and other assets) of at least $ 2.5 million; and (ii) positive EBITDA (greater than zero).

The Company believes that in the event that its business plans for the year 2019 will not be realized, it will not meet the above-mentioned financial covenants.

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In March 2019, the Company's rights offering prospectus became effective. The subscription period ended on April 9, 2019 and the Company had a participation of 69.6% of its shareholders in the rights offering, which provided gross proceeds of $3.4 million (before deducting expenses related to the rights offering). The Company used the net proceeds received from this offering to repay loan and reduce the line of credit from the banks. The remainder is used for working capital and other general corporate purposes, including the investment in equipment.

The Company's management believes that its current business plans and the commitments from Nistec will enable the Company to continue to operate for a period of at least one year from the date of the approval of these financial statements. In the event the Company will not be successful in generating sufficient cash from its current operations, the Company may be required to obtain additional financing from external sources. There is no assurance that such financing will be obtained.

b.	Basis of presentation:

The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP").

The consolidated financial statements include the accounts of the Company and its subsidiaries.

The Company sells goods through its subsidiaries that function as distributors. All intercompany transactions and balances were eliminated in consolidation. The consolidated financial statements include the accounts of the Company and its subsidiaries. Intercompany transactions and balances including profits from intercompany sales not yet realized outside the Company, have been eliminated upon consolidation.

c.	Functional and reporting currency:

The Company's functional currency is the New Israeli Shekel ("NIS"). Transactions denominated in foreign currencies are translated into NIS using the prevailing exchange rates at the date of the transaction. Gains and losses from the translation of foreign currency transactions are recorded in financial income or expenses.

The Company's reporting currency is the U.S. dollar. Assets and liabilities are translated to the reporting currency using the exchange rate at the end of the year. Revenues and expenses are translated into the reporting currency using the average exchange rate for each quarter. Translation adjustments are reported separately as a component of accumulated other comprehensive income.

d.	Translation of foreign entity operations:

The financial statements of foreign subsidiaries whose functional currency is not the NIS are translated into the Company's functional currency as follows:

1.	Assets and liabilities are translated according to the exchange rate on the consolidated balance sheet date.

2.	Income and expense items are translated according to the weighted average exchange rate on a quarterly basis.

3.	The resulting exchange rate differences are classified as a separate item in shareholders' equity.

e.	Use of estimates:

The preparation of the consolidated financial statements in accordance with U.S. GAAP requires the management of the Company to make estimates and assumptions relating to the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from these estimates. Significant items subject to such estimates and assumptions include the useful lives of fixed assets, allowance for doubtful accounts, deferred tax assets, inventory, income tax uncertainties and other contingencies.

f.	Unaudited interim financial statements:

The accompanying consolidated balance sheet as of June 30, 2019, consolidated statements of income and comprehensive income (loss) for the three and nine months ended June 30, 2019 and 2018 and the consolidated statements of cash flows for the three and nine months ended June 30, 2019 and 2018 are unaudited. These unaudited interim condensed consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles for interim financial information. In the preparation of the consolidated financial statements, the Company applied the significant accounting policies, on a consistent basis to the audited consolidated annual financial statements of the Company as of December 31, 2018 except as detailed in note 1g (accounting pronouncements adopted in 2019).

In the opinion of management, the unaudited interim condensed consolidated financial statements include all adjustments of a normal recurring nature necessary for a fair presentation of the Company's consolidated financial position as of June 30, 2019, and the Company's consolidated cash flows and results of operations for the three and six months ended June 30, 2019 and 2018.

The balance sheet as of December 31, 2018 has been derived from the audited consolidated financial statements as of such date but does not include all of the information and footnotes required by U.S. generally accepted accounting principles for a complete set of financial statements.

These unaudited interim condensed consolidated financial statements should be read in conjunction with the audited consolidated financial statements and accompanying notes for the year ended December 31, 2018 included in the Company's Annual Report on Form 20-F/A filed with the U.S. Securities and Exchange Commission (“SEC”) on April 18, 2019.

g.        Accounting Pronouncements adopted in 2019:

In 2016, the FASB issued ASU No. 2016-02, Leases (Topic 842) (ASU 2016-02), as amended, which supersedes the lease accounting guidance under Topic 840, and generally requires lessees to recognize operating and financing lease liabilities and corresponding right-of-use (ROU) assets on the balance sheet and to provide enhanced disclosures surrounding the amount, timing and uncertainty of cash flows arising from leasing arrangements.

On January 1, 2019, the Company adopted Topic 842 using the modified retrospective transition approach by applying the new standard to all leases existing at the date of initial application. Results and disclosure requirements for reporting periods beginning after January 1, 2019 are presented under Topic 842, while prior period amounts have not been adjusted and continue to be reported in accordance with our historical accounting under Topic 840.

The Company elected the package of practical expedients permitted under the transition guidance, which allowed us to carryforward our historical lease classification, the assessment on whether a contract was or contains a lease, and the initial direct costs for any leases that existed prior to January 1, 2019. The Company also elected to combine the lease and non-lease components and to keep leases with an initial term of 12 months or less off the balance sheet and recognize the associated lease payments in the consolidated statements of income on a straight-line basis over the lease term.

Upon adoption, the Company recognized total ROU assets of $ 3,263, with corresponding liabilities of $ 3,255 on the condensed consolidated balance sheets. The ROU assets include adjustments for prepayments and accrued lease payments. The adoption did not impact our beginning retained earnings, or our prior year condensed consolidated statements of income and statements of cash flows.

Under Topic 842, the Company determines if an arrangement is a lease at inception. ROU assets and liabilities are recognized at commencement date based on the present value of remaining lease payments over the lease term. For this purpose, the Company considers only payments that are fixed and determinable at the time of commencement. As most of our leases do not provide an implicit rate, the Company uses its incremental borrowing rate based on the information available at commencement date in determining the present value of lease payments. The Company's incremental borrowing rate is a hypothetical rate based on its understanding of what our credit rating would be. The lease terms may include options to extend or terminate the lease when it is reasonably certain that the Company will exercise such options.

For information regarding the impact of Topic 842 adoption, see Note 7b — Leases.

h.        Standards issued but not yet effective:

In June 2016, the FASB issued Accounting Standards Update No. 2016-13 (ASU 2016-13) “Financial Instruments-Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments” which requires the measurement and recognition of expected credit losses for financial assets held at amortized cost. ASU 2016-13 replaces the existing incurred loss impairment model with an expected loss methodology, which will result in more timely recognition of credit losses. ASU 2016-13 is effective for annual reporting periods, and interim periods within those years, beginning after December 15, 2019. The Company is evaluating the effect that this guidance will have on the Company’s consolidated financial statements.